Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]		Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2020	6,708,946
Balance at Dec. 31, 2020	$ 201,268	$ 257,467,980	[1]	$ (230,333,881)	$ 27,335,367
Net income	0	0	[1]	42,963,660	42,963,660
Dividends to Series B preferred shares	0	0	[1]	(255,324)	(255,324)
Preferred deemed dividend	$ 0	0	[1]	(345,628)	(345,628)
Issuance of shares (in shares)	82,901
Issuance of shares	$ 2,487	608,746	[1]	0	611,233
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	49,650
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,490	180,834	[1]	0	182,324
Issuance of shares in connection with Series B Preferred Shares converted to equity (in shares)	453,044
Issuance of shares in connection with Series B Preferred Shares converted to equity	$ 13,591	6,351,673		0	6,365,264
Balance (in shares) at Dec. 31, 2021	7,294,541
Balance at Dec. 31, 2021	$ 218,836	264,609,233	[1]	(187,971,173)	76,856,896
Net income	$ 0	0		106,244,916	106,244,916
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,000
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,800	949,585	[1]	0	951,385
Repurchase and cancellation of common shares (in shares)	(238,335)
Repurchase and cancellation of common shares	$ (7,150)	(5,019,596)		0	(5,026,746)
Dividends declared ($1.50 per share)	$ 0	0		(10,871,254)	(10,871,254)
Balance (in shares) at Dec. 31, 2022	7,116,206
Balance at Dec. 31, 2022	$ 213,486	260,539,222	[1]	(92,597,511)	168,155,197
Net income	$ 0	0		114,549,279	114,549,279
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	60,500
Issuance of restricted shares for stock incentive award and share-based compensation	$ 1,815	1,081,599		0	1,083,414
Repurchase and cancellation of common shares (in shares)	(162,375)
Repurchase and cancellation of common shares	$ (4,871)	(3,140,564)		0	(3,145,435)
Dividends declared ($1.50 per share)	0	0		(14,021,226)	(14,021,226)
Offering expenses paid	$ 0	(46,020)		0	(46,020)
Balance (in shares) at Dec. 31, 2023	7,014,331
Balance at Dec. 31, 2023	$ 210,430	$ 258,434,237		$ 7,930,542	$ 266,575,209

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.